Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025	May 31, 2025	May 31, 2024
Deferred:
Federal					$ (2,433)	$ 57
Change in valuation allowance					2,433	(57)
Total income tax benefit (expense)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0